UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2023
Semiannual Report
to Shareholders
DWS Enhanced Commodity Strategy Fund

Contents
4	Performance Summary
7	Portfolio Management Team
8	Consolidated Portfolio Summary
10	Consolidated Investment Portfolio
33	Consolidated Statement of Assets and Liabilities
35	Consolidated Statement of Operations
37	Consolidated Statements of Changes in Net Assets
38	Consolidated Financial Highlights
43	Notes to Consolidated Financial Statements
63	Other Information
64	Information About Your Fund’s Expenses
66	Advisory Agreement Board Considerations and Fee Evaluation
71	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Enhanced Commodity Strategy Fund

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Enhanced Commodity Strategy Fund	|	3

Performance SummaryDecember 31, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/23
Unadjusted for Sales Charge	–0.08%	–5.45%	6.02%	0.22%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–5.82%	–10.88%	4.77%	–0.37%
Bloomberg Commodity Index†	–0.14%	–7.91%	7.23%	–1.11%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/23
Unadjusted for Sales Charge	–0.36%	–6.22%	5.23%	–0.53%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.35%	–6.22%	5.23%	–0.53%
Bloomberg Commodity Index†	–0.14%	–7.91%	7.23%	–1.11%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 12/31/23
No Sales Charges	0.11%	–5.17%	6.41%	2.90%
Bloomberg Commodity Index†	–0.14%	–7.91%	7.23%	3.68%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/23
No Sales Charges	0.03%	–5.33%	6.23%	0.42%
Bloomberg Commodity Index†	–0.14%	–7.91%	7.23%	–1.11%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/23
No Sales Charges	0.11%	–5.17%	6.38%	0.56%
Bloomberg Commodity Index†	–0.14%	–7.91%	7.23%	–1.11%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2023 are 1.32%, 1.99%, 0.96%, 1.10% and 1.01% for Class A,

4	|	DWS Enhanced Commodity Strategy Fund

Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Consolidated Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended December 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on June 1, 2016.
†	The Bloomberg Commodity Index is an unmanaged index that tracks a diversified group of commodities and commodities futures contracts traded on both U.S. and London exchanges.
‡	Total returns shown for periods less than one year are not annualized.

DWS Enhanced Commodity Strategy Fund	|	5

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
12/31/23	$5.56	$4.95	$5.64	$5.63	$5.64
6/30/23	$5.61	$4.99	$5.69	$5.68	$5.69
Distribution Information as of 12/31/23
Income Dividends, Six Months	$.05	$.02	$.06	$.05	$.06

6	|	DWS Enhanced Commodity Strategy Fund

Portfolio Management Team
Darwei Kung, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.
—Portfolio Manager: New York.
—BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Jeff Morton, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2022.
—Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.
—Fixed Income Portfolio Manager: New York.
—BS in Major Industrial Management and Economics, Carnegie Mellon University.
Avraham D. Feinberg, CFA, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2012, with 8 years of industry experience. Prior to joining he worked as an Equity Analyst at Morningstar and as a Senior Business Planning Consultant at MetLife.
—Senior Portfolio Manager Liquid Real Assets: Chicago.
—BA in Economics from Northwestern University; MBA, from Kellogg School of Management, Northwestern University.

DWS Enhanced Commodity Strategy Fund	|	7

Consolidated Portfolio Summary(Unaudited)
The Fund invests in commodity-linked derivative instruments backed by a portfolio of fixed-income instruments.
Commodity-Linked Investments
Commodity Sector Allocation (Commodity Exposure from Commodity-Linked Derivative Instruments as a % of Net Assets)	12/31/23	6/30/23
Agriculture	31%	21%
Energy	25%	16%
Precious Metals	22%	12%
Industrials	17%	11%
Livestock	5%	3%
	100%	63%
Fixed-Income Investments
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/23	6/30/23
Government & Agency Obligations	36%	33%
Corporate Bonds	33%	27%
Cash Equivalents	12%	22%
Asset-Backed	9%	9%
Commercial Mortgage-Backed Securities	6%	5%
Short-Term U.S. Treasury Obligations	2%	2%
Collateralized Mortgage Obligations	2%	2%
Call Options Purchased	0%	0%
	100%	100%

Quality (Excludes Securities Lending Collateral and Cash Equivalents)	12/31/23	6/30/23
AAA	57%	61%
AA	7%	6%
A	11%	12%
BBB	22%	18%
Below BBB	2%	2%
Not Rated	1%	1%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	12/31/23	6/30/23
Effective Maturity	1.3 years	1.3 years
Effective Duration	0.7 years	0.7 years

8	|	DWS Enhanced Commodity Strategy Fund

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Consolidated portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s consolidated investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 71 for contact information.

DWS Enhanced Commodity Strategy Fund	|	9

Consolidated
Investment Portfolioas of December 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 32.0%
Communication Services 1.3%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	2,971,480
Discovery Communications LLC, 3.45%, 3/15/2025	2,000,000	1,949,000
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	333,333	329,333
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	182,662
Meituan, 144A, 2.125%, 10/28/2025	720,000	677,394
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,014,844
Sprint LLC, 7.625%, 3/1/2026	1,670,000	1,744,686
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	937,917
T-Mobile U.S.A., Inc., 3.5%, 4/15/2025	5,000,000	4,894,311
		14,701,627
Consumer Discretionary 3.2%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,923,026
Aptiv PLC, 2.396%, 2/18/2025	2,780,000	2,687,888
AutoZone, Inc., 4.5%, 2/1/2028	2,610,000	2,591,953
Daimler Truck Finance North America LLC, 144A, 5.15%, 1/16/2026	1,600,000	1,604,384
Dollar General Corp., 4.25%, 9/20/2024	1,580,000	1,562,570
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,301,400
6.798%, 11/7/2028	1,270,000	1,328,884
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,839,699
144A, 5.95%, 9/21/2026	4,000,000	4,067,993
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	531,792
Kia Corp., 144A, 1.0%, 4/16/2024	1,130,000	1,114,641
Marriott International, Inc., 5.45%, 9/15/2026	560,000	569,675
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	764,404
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,477,978
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,425,863
Tapestry, Inc., 7.0%, 11/27/2026	2,330,000	2,415,470
The accompanying notes are an integral part of the consolidated financial statements.

10	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026	4,000,000	4,095,683
Walgreens Boots Alliance, Inc., 3.8%, 11/18/2024	1,000,000	982,218
		37,285,521
Consumer Staples 0.9%
Constellation Brands, Inc., 5.0%, 2/2/2026	1,600,000	1,594,184
Coty, Inc., 144A, 5.0%, 4/15/2026	1,249,000	1,229,268
Haleon UK Capital PLC, 3.125%, 3/24/2025	4,000,000	3,905,700
JBS U.S.A. Lux SA, 2.5%, 1/15/2027	960,000	883,450
JDE Peet’s NV, 144A, 0.8%, 9/24/2024	1,740,000	1,673,235
Mondelez International, Inc., 2.125%, 3/17/2024	1,360,000	1,349,287
		10,635,124
Energy 2.6%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,048,442
Canadian Natural Resources Ltd.:
3.8%, 4/15/2024	750,000	745,610
3.9%, 2/1/2025	2,150,000	2,114,785
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	788,195
DCP Midstream Operating LP, 5.375%, 7/15/2025	2,440,000	2,441,374
Enbridge, Inc., 5.9%, 11/15/2026	5,000,000	5,133,555
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,270,000	2,272,142
Magellan Midstream Partners LP, 5.0%, 3/1/2026	3,000,000	2,993,563
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,435,586
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,988,589
Petroleos Mexicanos, 4.875%, 1/18/2024 (a)	1,000,000	996,957
Phillips 66, 0.9%, 2/15/2024	2,020,000	2,007,506
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,192,550
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,187,830
		30,346,684
Financials 12.5%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	1,953,694
4.875%, 1/16/2024	2,350,000	2,348,498
Aircastle Ltd.:
144A, 5.25%, 8/11/2025	2,000,000	1,971,290
144A, 6.5%, 7/18/2028	1,700,000	1,733,518
American Express Co., 3.375%, 5/3/2024	2,740,000	2,718,983
Ares Capital Corp., 7.0%, 1/15/2027	3,040,000	3,126,933
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	11

	Principal Amount ($)	Value ($)
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,245,174
Avolon Holdings Funding Ltd., 144A, 6.375%, 5/4/2028	2,670,000	2,722,371
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,078,514
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	975,814
Bank of Nova Scotia, 5.35%, 12/7/2026	5,000,000	5,083,532
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,018,815
Blackstone Private Credit Fund, 144A, 7.3%, 11/27/2028	1,500,000	1,559,293
BPCE SA, 144A, 2.375%, 1/14/2025	300,000	290,037
Capital One Financial Corp.:
4.985%, 7/24/2026	3,230,000	3,192,683
7.149%, 10/29/2027	1,940,000	2,013,976
Citizens Bank NA, 4.119%, 5/23/2025	2,000,000	1,951,817
Corebridge Financial, Inc., 3.5%, 4/4/2025	2,050,000	1,998,462
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	953,665
Credit Agricole SA, 144A, 5.589%, 7/5/2026	3,330,000	3,386,666
Danske Bank AS, 144A, 6.466%, 1/9/2026	5,000,000	5,035,447
HSBC Holdings PLC:
4.25%, 3/14/2024	5,600,000	5,578,756
7.336%, 11/3/2026	3,000,000	3,114,170
ING Groep NV, 3.55%, 4/9/2024	3,950,000	3,927,880
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	890,000	911,716
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,060,000	2,112,331
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,748,939
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,786,312
Lloyds Banking Group PLC:
4.716%, 8/11/2026	1,440,000	1,420,865
5.985%, 8/7/2027	1,140,000	1,160,006
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	1,950,000	1,975,746
Macquarie Group Ltd., 144A, SOFR + 0.92%, 6.351% (b), 9/23/2027	6,000,000	5,928,775
Mitsubishi UFJ Financial Group, Inc.:
0.962%, 10/11/2025	3,200,000	3,085,273
5.719%, 2/20/2026	7,000,000	7,029,947
Morgan Stanley:
0.791%, 1/22/2025	6,000,000	5,982,275
3.62%, 4/17/2025	6,000,000	5,963,730
Nasdaq, Inc., 5.65%, 6/28/2025	670,000	676,545
NatWest Markets PLC, 144A, 0.8%, 8/12/2024	1,000,000	970,538
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,420,565
5.099%, 7/3/2025	3,000,000	2,979,652
The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Pacific Life Global Funding II, 144A, SOFR + 0.86%, 6.284% (b), 6/16/2025	2,000,000	2,001,939
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	2,227,000	2,024,496
SNB Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	974,980
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,589,838
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	972,623
144A, 6.17%, 1/9/2027	2,120,000	2,151,927
144A, 7.776%, 11/16/2025	1,560,000	1,589,657
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 5.862% (b), 9/16/2024	2,240,000	2,238,151
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,059,283
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	984,983
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,914,595
Truist Financial Corp., 6.047%, 6/8/2027	5,000,000	5,088,065
UBS Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,321,867
		147,045,607
Health Care 1.5%
Bayer U.S. Finance LLC, 144A, 6.125%, 11/21/2026	1,500,000	1,525,020
CVS Health Corp., 3.875%, 7/20/2025	2,858,000	2,808,514
Humana, Inc., 5.7%, 3/13/2026	6,000,000	6,000,760
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	360,750
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,205,000	1,153,787
6.0%, 4/15/2024	1,525,000	1,519,846
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,550,905
		17,919,582
Industrials 2.5%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,179,600
Boeing Co., 1.95%, 2/1/2024	2,000,000	1,993,471
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,205,000	1,180,770
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	346,210	340,950
Global Payments, Inc.:
1.5%, 11/15/2024	4,290,000	4,136,461
4.95%, 8/15/2027 (a)	920,000	921,464
HEICO Corp., 5.25%, 8/1/2028	2,970,000	3,032,285
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,118,600
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,160,000	1,175,037
Penske Truck Leasing Co. LP:
144A, 1.2%, 11/15/2025	3,155,000	2,925,125
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	13

	Principal Amount ($)	Value ($)
144A, 1.7%, 6/15/2026	3,000,000	2,757,690
144A, 4.4%, 7/1/2027	1,960,000	1,911,042
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	265,000	262,712
RTX Corp., 5.75%, 11/8/2026	5,000,000	5,138,022
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	134,639	96,828
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	377,738
		29,547,795
Information Technology 2.3%
Concentrix Corp., 6.65%, 8/2/2026	6,220,000	6,375,537
Dell International LLC, 5.25%, 2/1/2028	2,060,000	2,111,225
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	4,126,688
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,012,456
Microchip Technology, Inc.:
0.972%, 2/15/2024	4,000,000	3,976,101
0.983%, 9/1/2024	1,570,000	1,521,184
4.25%, 9/1/2025	170,000	167,435
NXP BV, 4.4%, 6/1/2027	1,370,000	1,352,324
Qorvo, Inc., 1.75%, 12/15/2024	2,500,000	2,398,633
Take-Two Interactive Software, Inc., 3.3%, 3/28/2024	71,000	70,555
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,383,607
		27,495,745
Materials 2.1%
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	890,000	881,660
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,221,441
First Quantum Minerals Ltd., 144A, 6.875%, 3/1/2026	3,545,000	3,173,255
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,307,840
144A, 4.125%, 3/12/2024	4,640,000	4,623,029
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,481,250
REG S, 4.75%, 5/15/2025	500,000	493,750
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,832,593
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,388,521
Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,530,970
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	709,000	702,803
Nucor Corp., 2.0%, 6/1/2025	635,000	609,590
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,817,251
		25,063,953
Real Estate 1.8%
American Tower Corp., (REIT), 2.4%, 3/15/2025	2,770,000	2,676,037
The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	3,600,000	3,358,282
(REIT), 1.25%, 7/15/2025	690,000	649,080
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,340,000	830,507
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,580,000	2,577,858
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	227,399
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	947,280
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	989,184
REG S, (REIT), 5.25%, 12/15/2024	1,000,000	989,184
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,778,676
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	140,000	136,420
144A, (REIT), 4.625%, 6/15/2025	330,000	324,143
Welltower OP LLC, 3.625%, 3/15/2024	4,500,000	4,478,340
		20,962,390
Utilities 1.3%
American Electric Power Co., Inc., 5.699%, 8/15/2025	4,280,000	4,308,103
CenterPoint Energy, Inc., SOFR + 0.65%, 6.046% (b), 5/13/2024	1,636,000	1,636,016
Dominion Energy, Inc., 3.071%8/15/2024	3,159,000	3,106,622
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	898,468
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/2025	810,000	817,214
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,314,907
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	3,000,000	2,957,797
		15,039,127
Total Corporate Bonds (Cost $379,747,484)		376,043,155
Asset-Backed 8.6%
Automobile Receivables 3.3%
AmeriCredit Automobile Receivables Trust, “C” , Series 2020-2, 1.48%, 2/18/2026	941,124	924,694
CarMax Auto Owner Trust, “C” , Series 2020-3, 1.69%, 4/15/2026	750,000	732,325
Carvana Auto Receivables Trust:
“A3” , Series 2022-P2, 4.13%, 4/12/2027	1,499,602	1,476,198
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	15

	Principal Amount ($)	Value ($)
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,320,875
Chase Auto Owner Trust, “C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,023,420
CPS Auto Receivables Trust:
“C” , Series 2022-A, 144A, 2.17%, 4/16/2029	1,668,000	1,618,742
“C” , Series 2022-B, 144A, 4.33%, 8/15/2028	3,000,000	2,937,667
“B” , Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	416,166
“E” , Series 2019-B, 144A, 5.0%, 3/17/2025	608,294	607,889
“E” , Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,504,986
Exeter Automobile Receivables Trust, “D” , Series 2020-2A, 144A, 4.73%, 4/15/2026	1,051,933	1,047,158
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	688,991	670,014
“C” , Series 2020-4, 144A, 1.28%, 2/16/2027	549,743	538,568
“C” , Series 2020-3, 144A, 1.73%, 9/15/2026	1,592,017	1,559,203
GLS Auto Receivables Trust, “B” , Series 2022-2A, 144A, 4.7%, 9/15/2026	3,370,000	3,340,119
Hertz Vehicle Financing III LLC:
“C” , Series 2022-1A, 144A, 2.63%, 6/25/2026	548,000	519,360
“C” , Series 2022-3A, 144A, 4.35%, 3/25/2025	250,000	248,992
Hertz Vehicle Financing LLC:
“B” , Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,926,542
“C” , Series 2021-1A, 144A, 2.05%, 12/26/2025	4,500,000	4,330,991
JPMorgan Chase Bank NA:
“B” , Series 2021-3, 144A, 0.76%, 2/26/2029	182,328	175,926
“C” , Series 2021-3, 144A, 0.86%, 2/26/2029	820,477	791,923
“D” , Series 2021-3, 144A, 1.009%, 2/26/2029	145,862	140,631
“C” , Series 2021-1, 144A, 1.024%, 9/25/2028	180,245	177,107
“D” , Series 2021-2, 144A, 1.138%, 12/26/2028	117,056	114,340
“D” , Series 2021-1, 144A, 1.174%, 9/25/2028	295,714	290,479
“D” , Series 2020-2, 144A, 1.487%, 2/25/2028	12,800	12,753
“E” , Series 2021-2, 144A, 2.28%, 12/26/2028	136,565	133,899
“E” , Series 2021-1, 144A, 2.365%, 9/25/2028	74,576	73,453
“E” , Series 2020-2, 144A, 3.072%, 2/25/2028	21,341	21,285
OneMain Direct Auto Receivables Trust, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,547,825
PenFed Auto Receivables Owner Trust:
“B” , Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,327,273
“C” , Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,277,384
Santander Bank Auto Credit Linked Notes, “B” , Series 2022-A, 144A, 5.281%, 5/15/2032	850,958	843,710
Santander Bank NA:
“B” , Series 2021-1A, 144A, 1.833%, 12/15/2031	215,464	209,912
The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
“C” , Series 2021-1A, 144A, 3.268%, 12/15/2031	145,438	142,449
Santander Consumer Auto Receivables Trust, “B” , Series 2021-BA, 144A, 1.45%, 10/16/2028	24,345	24,223
Santander Drive Auto Receivables Trust:
“C” , Series 2022-1, 2.56%, 4/17/2028	1,200,000	1,168,129
“C” , Series 2022-5, 4.74%, 10/16/2028	875,000	861,700
Westlake Automobile Receivables Trust, “C” , Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,509,598
		38,587,908
Credit Card Receivables 1.0%
Brex Commercial Charge Card Master Trust, “A” , Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,982,241
Continental Finance Credit Card ABS Master Trust:
“A” , Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,849,734
“A” , Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,982,850
Genesis Sales Finance Master Trust, “A” , Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,673,936
Master Credit Card Trust II, “C” , Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	838,949
Mercury Financial Credit Card Master Trust, “A” , Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,431,443
		11,759,153
Miscellaneous 4.3%
American Homes 4 Rent Trust:
“D” , Series 2015-SFR1, 144A, 4.407%, 4/17/2052	400,000	391,818
“C” , Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,348,000	1,327,767
Barings CLO Ltd., “BR” , Series 2015-IA, 144A, 90-day average SOFR + 1.662%, 7.077% (b), 1/20/2031	2,000,000	1,975,854
BlueMountain Fuji U.S. CLO II Ltd., “A1B” , Series 2017-2A, 144A, 90-day average SOFR + 1.612%, 7.027% (b), 10/20/2030	4,000,000	3,954,444
CF Hippolyta Issuer LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,751,947	2,333,999
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,429,530
DB Master Finance LLC, “A2II” , Series 2019-1A, 144A, 4.021%, 5/20/2049	2,393,750	2,304,339
Domino’s Pizza Master Issuer LLC, “A2I” , Series 2018-1A, 144A, 4.116%, 7/25/2048	3,800,000	3,691,852
Elara HGV Timeshare Issuer LLC, “C” , Series 2023-A, 144A, 7.3%, 2/25/2038	464,195	474,898
Hilton Grand Vacations Trust, “A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	221,268	210,567
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	17

	Principal Amount ($)	Value ($)
Madison Park Funding XXIX Ltd., “A2” , Series 2018-29A, 144A, 90-day average SOFR + 1.712%, 7.107% (b), 10/18/2030	2,500,000	2,499,918
Madison Park Funding XXVI Ltd., “AR” , Series 2017-26A, 144A, 90-day average SOFR + 1.462%, 6.852% (b), 7/29/2030	3,515,876	3,515,826
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	187,686	172,056
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	136,455	127,668
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	378,115	355,955
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	136,455	129,232
MVW Owner Trust, “A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	469,194	452,065
Neuberger Berman Loan Advisers CLO Ltd.:
“B” , Series 2018-27A, 144A, 90-day average SOFR + 1.662%, 7.056% (b), 1/15/2030	5,250,000	5,198,408
“A2” , Series 2018-29A, 144A, 90-day average SOFR + 1.662%, 7.058% (b), 10/19/2031	3,000,000	2,978,232
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	912,067
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,048,090	952,692
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	366,716	349,528
Progress Residential Trust, “E” , Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	490,419
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	246,669	236,242
Venture XXX CLO Ltd., “A2” , Series 2017-30A, 144A, 90-day average SOFR + 1.612%, 7.006% (b), 1/15/2031	10,000,000	9,859,100
Voya CLO Ltd., “A1RR” , Series 2014-2A, 144A, 90-day average SOFR + 1.282%, 6.684% (b), 4/17/2030	1,900,196	1,900,189
		50,224,665
Total Asset-Backed (Cost $102,991,567)		100,571,726
Commercial Mortgage-Backed Securities 5.5%
Atrium Hotel Portfolio Trust, “B” , Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 7.089% (b), 6/15/2035	6,000,000	5,833,550
BAMLL Commercial Mortgage Securities Trust:
“A” , Series 2018-DSNY, 144A, 30-day average SOFR + 1.147%, 6.509% (b), 9/15/2034	950,000	945,159
“B” , Series 2018-DSNY, 144A, 30-day average SOFR + 1.447%, 6.809% (b), 9/15/2034	9,200,000	9,141,408
The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
“C” , Series 2018-DSNY, 144A, 30-day average SOFR + 1.647%, 7.009% (b), 9/15/2034	130,000	129,209
BFLD TRUST, “B” , Series 2019-DPLO, 144A, 30-day average SOFR + 1.454%, 6.816% (b), 10/15/2034	1,500,000	1,492,373
BPR Trust:
“B” , Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 6.626% (b), 9/15/2038	506,000	482,858
“C” , Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 7.176% (b), 9/15/2038	340,000	323,812
“C” , Series 2021-KEN, 144A, 30-day average SOFR + 2.664%, 8.026% (b), 2/15/2029	1,431,100	1,424,408
BX Commercial Mortgage Trust:
“B” , Series 2019-IMC, 144A, 30-day average SOFR + 1.346%, 6.708% (b), 4/15/2034	6,500,000	6,442,755
“D” , Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 7.176% (b), 10/15/2037	1,344,000	1,315,518
BX Trust, “D” , Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 7.372% (b), 10/15/2036	1,725,000	1,642,717
BXP Trust:
“A” , Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 6.259% (b), 11/15/2034	730,000	658,460
“B” , Series 2017-CQHP, 144A, 30-day average SOFR + 1.147%, 6.509% (b), 11/15/2034	6,210,000	5,444,498
COMM Mortgage Trust, “B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,970,252	1,719,228
Credit Suisse Mortgage Trust:
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	903,976
“B” , Series 2020-FACT, 144A, 30-day average SOFR + 2.364%, 7.726% (b), 10/15/2037	2,756,000	2,617,199
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	885,362
FHLMC Multifamily Structured Pass-Through Certificates, “X1” , Series K058, Interest Only, 0.909% (b), 8/25/2026	22,090,431	430,231
Hilton Orlando Trust, “A” , Series 2018-ORL, 144A, 30-day average SOFR + 1.067%, 6.429% (b), 12/15/2034	3,500,000	3,473,385
Hospitality Mortgage Trust, “B” , Series 2019-HIT, 144A, 30-day average SOFR + 1.464%, 6.825% (b), 11/15/2036	4,417,400	4,372,554
JPMDB Commercial Mortgage Securities Trust, “AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	890,152
JPMorgan Chase Commercial Mortgage Securities Trust, “A” , Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.619% (b), 6/15/2035	4,380,267	3,906,755
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	19

	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust, “B” , Series 2018-SUN, 144A, 30-day average SOFR + 1.501%, 6.859% (b), 7/15/2035	2,353,200	2,329,470
Natixis Commercial Mortgage Securities Trust, “C” , Series 2018-285M, 144A, 3.79% (b), 11/15/2032	2,000,000	1,421,408
One New York Plaza Trust, “AJ” , Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 6.726% (b), 1/15/2036	2,378,000	2,192,292
PKHL Commercial Mortgage Trust, “D” , Series 2021-MF, 144A, 30-day average SOFR + 2.114%, 7.476% (b), 7/15/2038	2,363,000	1,892,434
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 7.132% (b), 11/15/2036	500,000	487,365
UBS Commercial Mortgage Trust, “XA” , Series 2017-C1, Interest Only, 1.521% (b), 6/15/2050	27,627,314	1,081,670
Wells Fargo Commercial Mortgage Trust:
“A2” , Series 2016-C34, 2.603%, 6/15/2049	97,325	97,659
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	77,294	75,693
Total Commercial Mortgage-Backed Securities (Cost $66,440,106)		64,053,558
Collateralized Mortgage Obligations 1.7%
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,197,158	1,037,306
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	247,992	216,318
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	197,584	172,354
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	590,238	479,078
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	1,892,464	1,511,991
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,268,740	1,043,186
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.987% (b), 12/25/2041	500,000	492,976
“1M2” , Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.437% (b), 3/25/2042	250,000	257,931
Ellington Financial Mortgage Trust, “A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	2,340,309	1,837,722
Fontainebleau Miami Beach Trust, “A” , Series 2019-FBLU, 144A, 3.144%, 12/10/2036	2,000,000	1,937,390
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2” , Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 7.137% (b), 11/25/2041	1,200,000	1,184,941
The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
FWD Securitization Trust, “A1” , Series 2020-INV1, 144A, 2.24%, 1/25/2050	567,402	516,856
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	685,259	558,051
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	101,782	92,910
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,152,844	967,358
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,343,845	1,068,391
JPMorgan Chase Bank NA, “M1” , Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 7.72% (b), 10/25/2057	1,355,150	1,355,972
JPMorgan Mortgage Trust, “A5” , Series 2020-LTV2, 144A, 3.0%, 11/25/2050	912,272	824,167
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	199,925	184,767
“A2” , Series 2021-NQM2, 144A, 1.317%, 11/25/2064	506,420	430,083
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	410,294	349,313
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	368,523	333,252
Towd Point Mortgage Trust, “M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,231,337
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	361,802	322,188
“A2” , Series 2020-4, 144A, 1.912%, 5/25/2065	694,802	653,663
“A1” , Series 2020-INV1, 144A, 1.977%, 3/25/2060	26,302	25,999
“A1” , Series 2020-2, 144A, 2.226%, 5/25/2060	25,747	25,201
Total Collateralized Mortgage Obligations (Cost $22,789,505)		20,110,701
Government & Agency Obligations 34.8%
Other Government Related (c) 0.2%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,500,023
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	494,535
Vnesheconombank, 144A, 6.025%, 7/5/2022* (d)	1,500,000	0
		2,994,558
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,835,497
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	21

	Principal Amount ($)	Value ($)
U.S. Treasury Obligations 34.4%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.456% (b), 7/31/2025 (e)	60,000,000	59,918,883
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.471% (b), 10/31/2024 (e)	35,000,000	34,989,063
3-month U.S. Treasury Bill Money Market Yield + 0.169%, 5.5% (b), 4/30/2025 (e)	35,000,000	34,984,684
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.501% (b), 10/31/2025 (e)	20,000,000	19,972,620
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.531% (b), 1/31/2025 (e)	34,000,000	33,999,811
U.S. Treasury Notes:
0.375%, 7/15/2024	50,000,000	48,761,719
0.375%, 9/15/2024	50,000,000	48,421,875
0.5%, 3/31/2025	25,000,000	23,770,508
2.125%, 3/31/2024	50,000,000	49,601,562
2.5%, 5/31/2024	50,000,000	49,441,406
		403,862,131
Total Government & Agency Obligations (Cost $413,685,725)		408,692,186
Short-Term U.S. Treasury Obligations 2.5%
U.S. Treasury Bills:
5.297% (f), 4/18/2024	15,000,000	14,768,512
5.297% (f), 4/18/2024 (e) (g)	10,000,000	9,845,675
5.32% (f), 3/21/2024 (e)	5,000,000	4,943,035
Total Short-Term U.S. Treasury Obligations (Cost $29,543,652)		29,557,222

	Contracts/ Notional Amount	Value ($)
Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Brent Crude Oil Futures, Expiration Date 10/28/2024, Strike Price $95	800 800,000	1,720,000
Natural Gas Futures, Expiration Date 03/25/2024, Strike Price $4.5	600 6,000,000	27,000
Total Call Options Purchased (Cost $4,400,000)		1,747,000

The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS Enhanced Commodity Strategy Fund

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.27% (h) (i) (Cost $165,270)	165,270	165,270
Cash Equivalents 12.0%
DWS Central Cash Management Government Fund, 5.38% (h)	79,804,293	79,804,293
DWS ESG Liquidity Fund “Capital Shares” , 5.49% (h)	61,021,585	61,027,687
Total Cash Equivalents (Cost $140,819,868)		140,831,980

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,160,583,177)	97.2	1,141,772,798
Other Assets and Liabilities, Net	2.8	32,913,060
Net Assets	100.0	1,174,685,858
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 6/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.27% (h) (i)
1,764,716	—	1,599,446 (j)	—	—	5,137	—	165,270	165,270
Cash Equivalents 12.0%
DWS Central Cash Management Government Fund, 5.38% (h)
228,703,308	578,892,035	727,791,050	—	—	5,411,741	—	79,804,293	79,804,293
DWS ESG Liquidity Fund “Capital Shares” , 5.49% (h)
59,371,779	1,631,779	—	—	24,129	1,620,595	—	61,021,585	61,027,687
289,839,803	580,523,814	729,390,496	—	24,129	7,037,473	—	140,991,148	140,997,250

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at December 31, 2023 amounted to $158,689, which is 0.01% of net assets.

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	23

(b)
Variable or floating rate security. These securities are shown at their current rate as of
December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Investment was valued using significant unobservable inputs.
(e)	At December 31, 2023, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At December 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At December 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel Futures	USD	12/16/2024	440	48,250,074	45,917,520	(2,332,554)
The accompanying notes are an integral part of the consolidated financial statements.

24	|	DWS Enhanced Commodity Strategy Fund

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Primary Aluminium Futures	USD	3/18/2024	175	9,603,125	10,416,875	813,750
Natural Gas Futures	USD	2/27/2024	780	23,838,629	18,150,600	(5,688,029)
Total net unrealized depreciation						(7,206,833)
At December 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Globex Natural Gas Futures	USD	3/25/2024	138	4,236,142	3,179,520	1,056,622
LME Nickel Futures	USD	12/16/2024	440	77,269,647	45,917,520	31,352,127
Natural Gas Futures	USD	3/26/2024	780	22,989,450	17,971,200	5,018,250
Total unrealized appreciation						37,426,999
At December 31, 2023, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Call Options
Natural Gas Futures	600	3/25/2024	5.5	6,000,000	540,000	(7,200)	532,800
Brent Crude Oil Futures	800	10/28/2024	115.0	800,000	1,108,000	(504,000)	604,000
Total Call Options					1,648,000	(511,200)	1,136,800
Put Options
Natural Gas Futures	600	3/25/2024	2.0	6,000,000	660,000	(777,600)	(117,600)
Brent Crude Oil Futures	800	10/28/2024	58.0	800,000	2,516,000	(2,192,000)	324,000
Total Put Options					3,176,000	(2,969,600)	206,400
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	25

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At December 31, 2023, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Barclays Commodity Strategy 1673/BXCS1673	1/16/2024	Barclays Bank PLC	9,860,000	(0.28%)	At Expiration	(101,573)
Barclays Commodity Strategy 1721/BXCS1721	1/16/2024	Barclays Bank PLC	73,680,000	(0.40%)	At Expiration	(745)
Barclays Commodity Strategy 1750/BXCS1750	1/16/2024	Barclays Bank PLC	23,640,000	—	At Expiration	(247,886)
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	1/16/2024	Barclays Bank PLC	37,240,000	—	At Expiration	(453,059)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2024	JPMorgan Chase Securities, Inc.	25,738,000	(0.11%)	At Expiration	(16,981)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2024	Societe Generale	25,000,000	(0.10%)	At Expiration	(84,128)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2024	Societe Generale	25,000,000	(0.10%)	At Expiration	(126,306)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2024	Societe Generale	25,000,000	(0.10%)	At Expiration	(241,787)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/16/2024	JPMorgan Chase Securities, Inc.	38,607,000	(0.13%)	At Expiration	2,757
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/16/2024	Societe Generale	25,000,000	(0.11%)	At Expiration	(59,204)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/16/2024	Societe Generale	25,000,000	(0.11%)	At Expiration	(112,661)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/16/2024	Societe Generale	25,000,000	(0.11%)	At Expiration	(209,226)
The accompanying notes are an integral part of the consolidated financial statements.

26	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index/BCOM	1/16/2024	Royal Bank of Canada	21,448,000	(0.14%)	At Expiration	3,503
Bloomberg Commodity Index/BCOM	1/16/2024	Goldman Sachs & Co.	68,634,000	(0.09%)	At Expiration	12,899
Bloomberg Commodity Index/BCOM	1/16/2024	Canadian Imperial Bank of Commerce	28,598,000	(0.13%)	At Expiration	4,813
Bloomberg Commodity Index/BCOM	1/16/2024	JPMorgan Chase Securities, Inc.	64,345,000	(0.09%)	At Expiration	12,093
Bloomberg Commodity Index/BCOM	1/16/2024	Macquarie Bank Ltd.	35,747,000	(0.12%)	At Expiration	6,190
Bloomberg Commodity Index/BCOM	1/16/2024	Barclays Bank PLC	35,747,000	(0.11%)	At Expiration	6,366
Bloomberg Commodity Index/BCOM	1/16/2024	Morgan Stanley	35,747,000	(0.12%)	At Expiration	6,190
Bloomberg Commodity Index/BCOM	1/16/2024	Societe Generale	65,060,000	(0.09%)	At Expiration	12,227
Bloomberg Commodity Index/BCOM	1/16/2024	Societe Generale	100,000,000	(0.09%)	At Expiration	(260,299)
Bloomberg Commodity Index/BCOM	1/16/2024	Citigroup, Inc.	100,000,000	(0.09%)	At Expiration	(469,902)
Bloomberg Commodity Index/BCOM	1/16/2024	Goldman Sachs & Co.	100,000,000	(0.09%)	At Expiration	(937,456)
Bloomberg Copper Subindex/BCOMHG	1/16/2024	Merrill Lynch International Ltd.	24,000,000	(0.10%)	At Expiration	(13,512)
BNP Paribas Commodity C100 Index/BCKTC100	1/16/2024	BNP Paribas	83,627,000	(0.272%)	At Expiration	(256,344)
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	1/16/2024	Merrill Lynch International Ltd.	44,456,000	—	At Expiration	(36,724)
Citi Commodities Gold Call Ratio Index/CICXGCCR	1/16/2024	Citigroup, Inc.	26,630,000	—	At Expiration	15,480
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	27

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Citi Custom CiVICS 7 Excess Return/CVICSER7	1/16/2024	Citigroup, Inc.	226,668,000	(0.199%)	At Expiration	708,912
Goldman Sachs Brent Vol Carry 05/GSVLBR05	1/16/2024	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	(16,859)
Goldman Sachs Commodity COT Strategy 1099/ABGS1099	1/16/2024	Goldman Sachs & Co.	43,720,000	(0.35%)	At Expiration	(3,897)
Goldman Sachs Commodity COT Strategy 1193/ABGS1193	1/16/2024	Goldman Sachs & Co.	22,878,000	(0.0855%)	At Expiration	36,964
Goldman Sachs Gold Vol Carry Index 04/GSVLGC04	1/16/2024	Goldman Sachs & Co.	10,970,000	(0.35%)	At Expiration	2,046
JPMorgan JPDRXBA1 Index/JPDRXBA1	1/16/2024	JPMorgan Chase Securities, Inc.	68,150,000	(0.10%)	At Expiration	60,916
JPMorgan JPDRXDA1 Index/JPDRXDA1	1/16/2024	JPMorgan Chase Securities, Inc.	49,176,000	(0.10%)	At Expiration	14,327
JPMorgan JPOSRVN1 Index/JPOSRVN1	1/16/2024	JPMorgan Chase Securities, Inc.	9,595,000	(0.25%)	At Expiration	(34,805)
JPMorgan Liquid Commodity Curve Value Long Only Index/JMABCCVL	1/16/2024	JPMorgan Chase Securities, Inc.	48,250,000	(0.35%)	At Expiration	(622)
JPMorgan NEO Commodity Curve Alpha Index/JMABNEO1	1/16/2024	JPMorgan Chase Securities, Inc.	66,530,000	(0.35%)	At Expiration	80,277
Macquarie Commodity Product 708E/MQCP708E	1/16/2024	Macquarie Bank Ltd.	10,000,000	(1.00%)	At Expiration	58,304
Macquarie Vol Product 2CL2/VMAC2CL2	1/16/2024	Macquarie Bank Ltd.	10,000,000	(0.10%)	At Expiration	77,901
Macquarie Vol Product 3GC1/VMAC3GC1	1/16/2024	Macquarie Bank Ltd.	8,000,000	(0.10%)	At Expiration	9,526
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	1/16/2024	Merrill Lynch International Ltd.	2,470,000	(0.35%)	At Expiration	(44,070)
The accompanying notes are an integral part of the consolidated financial statements.

28	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	1/16/2024	Merrill Lynch International Ltd.	42,896,000	(0.14%)	At Expiration	7,046
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	1/16/2024	Goldman Sachs & Co.	22,878,000	(0.35%)	At Expiration	10,508
Morgan Stanley MSCBDF11 Index/MSCBDF11	1/16/2024	Morgan Stanley	4,000,000	(0.05%)	At Expiration	0
Morgan Stanley MSCBVB20 Index	1/16/2024	Morgan Stanley	20,510,000	(0.45%)	At Expiration	(369,908)
RBC Enhanced Commodity 21VW Index/RBCE21VW	1/16/2024	Royal Bank of Canada	21,640,000	(0.20%)	At Expiration	(33,419)
RBC Enhanced Commodity CC3V Index/RBCSCC3V	1/16/2024	Royal Bank of Canada	36,550,000	(0.15%)	At Expiration	(22,813)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	1/16/2024	Royal Bank of Canada	12,260,000	(0.35%)	At Expiration	(70,066)
SG RBD Index/SGCORBD	1/16/2024	Societe Generale	30,560,000	(0.35%)	At Expiration	(96,092)
SGI Commodity Dynamic Alpha Index/SGICCODA	1/16/2024	Societe Generale	33,370,000	(0.25%)	At Expiration	(17,881)
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	1/16/2024	Societe Generale	29,920,000	(0.17%)	At Expiration	(10,042)
Societe Generale Commodity Index/SGCOM11S	1/16/2024	Societe Generale	25,023,000	(0.13%)	At Expiration	(2,921)
Societe Generale M Po 3 U Index/SGCOL45E	1/16/2024	Societe Generale	10,009,000	(0.16%)	At Expiration	(6,567)
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	29

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB163	1/16/2024	UBS AG	63,001,000	(0.262%)	At Expiration	198,995

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Zinc Subindex	BCOMZS	(12,000,000)	9.5	(826,582)
Bloomberg Nickel Subindex	BCOMNI	(12,000,000)	9.5	280,387
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	50,046,000	39.8	(21,113)
Bloomberg Corn Subindex	BCOMCN	5,584,000	4.4	(93,249)
Bloomberg Gold Subindex	BCOMGC	(493,000)	0.4	(6,486)
Bloomberg Wheat Subindex	BCOMWH	15,414,000	12.2	306,553
Bloomberg Aluminum Subindex	BCOMAL	3,960,000	3.1	297,231
Bloomberg ULS Diesel Subindex	BCOMHO	(13,168,000)	10.5	193,931
Bloomberg WTI Crude Oil Subindex	BCOMCL	(13,337,000)	10.6	68,323
UBS Custom Commodity Index/UBSIB163				198,995

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS DBAM Basket 3 Custom Basket/UBSIB165	1/16/2024	UBS AG	13,000,000	(0.153%)	At Expiration	0

Index Description	Ticker	Notional Amount ($)	Index Weight (%)
Bloomberg Wheat Subindex	BCOMWH	274,900	1.1
Bloomberg Kansas City Wheat Subindex	BCOMKW	274,900	1.1
Bloomberg Corn Subindex	BCOMCN	824,800	3.3
Bloomberg Soybeans Subindex	BCOMSY	274,900	1.1
Bloomberg Soybean Meal Subindex	BCOMSM	(1,237,200)	4.8
Bloomberg Soybean Oil Subindex	BCOMBO	412,400	1.6
Bloomberg Cotton Subindex	BCOMCT	549,900	2.1
Bloomberg Sugar Subindex	BCOMSB	(549,900)	2.1
Bloomberg Coffee Subindex	BCOMKC	(824,800)	3.2
Bloomberg Lean Hogs Subindex	BCOMLH	137,500	0.5
Bloomberg Live Cattle Subindex	BCOMLC	(137,500)	0.5
Bloomberg Brent Crude Subindex	BCOMCO	4,140,100	15.8
Bloomberg WTI Crude Oil Subindex	BCOMCL	(2,760,100)	10.6
Bloomberg Unleaded Gas Subindex	BCOMRB	(1,380,000)	5.3
Bloomberg Low Sulphur Gas Oil GasSubindex	BCOMGO	(2,760,100)	10.6
Bloomberg ULS Diesel Subindex	BCOMHO	2,415,100	9.3
Bloomberg Natural Gas Subindex	BCOMNG	345,000	1.3
Bloomberg Gold Subindex	BCOMGC	(1,507,700)	5.8
Bloomberg Silver Subindex	BCOMSI	1,675,300	6.4
The accompanying notes are an integral part of the consolidated financial statements.

30	|	DWS Enhanced Commodity Strategy Fund

Index Description	Ticker	Notional Amount ($)	Index Weight (%)
Bloomberg Platinum Subindex	BCOMPL	(335,000)	1.3
Bloomberg Palladium Subindex	BCOMPA	167,500	0.6
Bloomberg Aluminum Subindex	BCOMAL	335,000	1.3
Bloomberg Copper Subindex	BCOMHG	1,005,200	3.9
Bloomberg Nickel Subindex	BCOMNI	167,500	0.6
Bloomberg Zinc Subindex	BCOMZS	(1,507,700)	5.8

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Total net unrealized depreciation						(3,009,515)

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, options purchased, commodity-linked swap contracts and written options, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	31

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$376,043,155	$—	$376,043,155
Asset-Backed (a)	—	100,571,726	—	100,571,726
Commercial Mortgage-Backed Securities	—	64,053,558	—	64,053,558
Collateralized Mortgage Obligations	—	20,110,701	—	20,110,701
Government & Agency Obligations (a)	—	408,692,186	0	408,692,186
Short-Term U.S. Treasury Obligations	—	29,557,222	—	29,557,222
Call Options Purchased	1,747,000	—	—	1,747,000
Short-Term Investments (a)	140,997,250	—	—	140,997,250
Derivatives (b)
Futures Contracts	38,240,749	—	—	38,240,749
Commodity-Linked Swap Contracts	—	1,348,240	—	1,348,240
Total	$180,984,999	$1,000,376,788	$0	$1,181,361,787

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(8,020,583)	$—	$—	$(8,020,583)
Written Options	(3,480,800)	—	—	(3,480,800)
Commodity-Linked Swap Contracts	—	(4,357,755)	—	(4,357,755)
Total	$(11,501,383)	$(4,357,755)	$—	$(15,859,138)
During the period ended December 31, 2023, the amount of transfers between Level 2 and
Level 3 was $94,005. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and written options, at value.
The accompanying notes are an integral part of the consolidated financial statements.

32	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities
as of December 31, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,019,598,039) — including $158,689 of securities loaned	$1,000,775,548
Investment in DWS Government & Agency Securities Portfolio (cost $165,270)*	165,270
Investment in affiliated securities, at value (cost $140,819,868)	140,831,980
Cash	24,075
Receivable for investments sold	3,624,000
Receivable for Fund shares sold	4,188,114
Interest receivable	7,897,000
Receivable for variation margin on futures contracts	30,483,676
Unrealized appreciation on bilateral swap contracts	1,348,240
Foreign taxes recoverable	1,800
Other assets	38,583
Total assets	1,189,378,286
Liabilities
Payable upon return of securities loaned	165,270
Payable for investments purchased	3,320,000
Payable for Fund shares redeemed	1,966,746
Options written, at value (premium received $4,824,000)	3,480,800
Unrealized depreciation on bilateral swap contracts	4,357,755
Net payable for pending swap contracts	24,032
Accrued management fee	640,720
Accrued Trustees' fees	34,707
Other accrued expenses and payables	702,398
Total liabilities	14,692,428
Net assets, at value	$1,174,685,858
Net Assets Consist of
Distributable earnings (loss)	(76,217,676)
Paid-in capital	1,250,903,534
Net assets, at value	$1,174,685,858
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	33

Consolidated Statement of Assets and Liabilities
as of December 31, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($51,553,535 ÷ 9,274,499 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.56
Maximum offering price per share (100 ÷ 94.25 of $5.56)	$5.90
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($9,821,988 ÷ 1,984,576 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.95
Class R6
Net Asset Value, offering and redemption price per share ($39,055,668 ÷ 6,925,959 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.64
Class S
Net Asset Value, offering and redemption price per share ($40,870,785 ÷ 7,262,062 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.63
Institutional Class
Net Asset Value, offering and redemption price per share ($1,033,383,882 ÷ 183,109,512 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.64
The accompanying notes are an integral part of the consolidated financial statements.

34	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Operations
for the six months ended December 31, 2023 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $701)	$21,147,796
Income distributions from affiliated securities	7,032,336
Securities lending income, net of borrower rebates	5,137
Total income	28,185,269
Expenses:
Management fee	5,013,214
Administration fee	619,779
Services to shareholders	728,723
Distribution and service fees	125,940
Custodian fee	31,581
Professional fees	61,876
Reports to shareholders	131,158
Registration fees	52,210
Trustees' fees and expenses	33,571
Other	48,769
Total expenses before expense reductions	6,846,821
Expense reductions	(992,711)
Total expenses after expense reductions	5,854,110
Net investment income	22,331,159
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	35

Consolidated Statement of Operations
for the six months ended December 31, 2023 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,311,755)
Swap contracts	(40,212,276)
Futures	(33,234,608)
Written options	6,666,228
(69,092,411)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	24,129
Non-affiliated investments	10,809,234
Swap contracts	5,077,166
Futures	31,496,062
Written options	1,386,400
Foreign currency	75
48,793,066
Net gain (loss)	(20,299,345)
Net increase (decrease) in net assets resulting from operations	$2,031,814
The accompanying notes are an integral part of the consolidated financial statements.

36	|	DWS Enhanced Commodity Strategy Fund

Statements of Changes in Net Assets
	Six Months Ended December 31, 2023	Year Ended June 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$22,331,159	$41,785,332
Net realized gain (loss)	(69,092,411)	(442,589,393)
Change in net unrealized appreciation (depreciation)	48,793,066	237,704,895
Net increase (decrease) in net assets resulting from operations	2,031,814	(163,099,166)
Distributions to shareholders:
Class A	(443,914)	(24,521,267)
Class T	—	(4,519)*
Class C	(47,786)	(6,332,216)
Class R6	(396,985)	(14,372,827)
Class S	(404,358)	(22,592,498)
Institutional Class	(10,862,759)	(626,899,071)
Total distributions	(12,155,802)	(694,722,398)
Fund share transactions:
Proceeds from shares sold	221,304,377	846,632,100
Reinvestment of distributions	10,875,304	621,075,123
Payments for shares redeemed	(329,775,486)	(1,616,048,382)
Net increase (decrease) in net assets from Fund share transactions	(97,595,805)	(148,341,159)
Increase (decrease) in net assets	(107,719,793)	(1,006,162,723)
Net assets at beginning of period	1,282,405,651	2,288,568,374
Net assets at end of period	$1,174,685,858	$1,282,405,651

*	For the period from July 1, 2022 to September 30, 2022 (Class T liquidation date).

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	37

Consolidated Financial Highlights
DWS Enhanced Commodity Strategy Fund — Class A
	Six Months Ended 12/31/23	Years Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.61	$9.36	$11.23	$7.93	$9.47	$11.71
Income (loss) from investment operations:
Net investment income[a]	.09	.13	.01	.04	.09	.15
Net realized and unrealized gain (loss)	(.09 )	(.84 )	1.67	3.32	(1.50)	(1.27)
Total from investment operations	(.00 )*	(.71 )	1.68	3.36	(1.41)	(1.12)
Less distributions from:
Net investment income	(.05 )	(3.04)	(3.55)	(.06 )	(.13 )	(1.12)
Net asset value, end of period	$5.56	$5.61	$9.36	$11.23	$7.93	$9.47
Total Return (%)[b,c]	(.08 )**	(9.49)	19.60	42.59	(14.96)	(9.77)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	59	77	86	58	75
Ratio of expenses before expense reductions (%)	1.40 ***	1.37	1.36	1.42	1.51	1.48
Ratio of expenses after expense reductions (%)	1.18 ***	1.24	1.27	1.22	1.29	1.34
Ratio of net investment income (%)	3.23 ***	2.05	.11	.39	1.05	1.43
Portfolio turnover rate (%)	22 **	90	134	81	68	65

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

38	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Class C
	Six Months Ended 12/31/23	Years Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$4.99	$8.33	$10.04	$7.11	$8.49	$10.50
Income (loss) from investment operations:
Net investment income (loss)[a]	.06	.07	(.05 )	(.03 )	.03	.06
Net realized and unrealized gain (loss)	(.08 )	(.75 )	1.49	2.98	(1.35)	(1.13)
Total from investment operations	(.02 )	(.68 )	1.44	2.95	(1.32)	(1.07)
Less distributions from:
Net investment income	(.02 )	(2.66)	(3.15)	(.02 )	(.06 )	(.94 )
Net asset value, end of period	$4.95	$4.99	$8.33	$10.04	$7.11	$8.49
Total Return (%)[b,c]	(.36 )*	(10.18)	18.67	41.55	(15.59)	(10.48)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	12	23	13	9	15
Ratio of expenses before expense reductions (%)	2.05 **	2.04	1.99	2.09	2.20	2.18
Ratio of expenses after expense reductions (%)	1.93 **	1.98	1.98	1.97	2.04	2.09
Ratio of net investment income (loss) (%)	2.48 **	1.26	(.61 )	(.35 )	.32	.68
Portfolio turnover rate (%)	22 *	90	134	81	68	65

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	39

DWS Enhanced Commodity Strategy Fund — Class R6
	Six Months Ended 12/31/23	Years Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.69	$9.50	$11.39	$8.05	$9.62	$11.89
Income (loss) from investment operations:
Net investment income[a]	.10	.16	.05	.07	.12	.19
Net realized and unrealized gain (loss)	(.09 )	(.86 )	1.69	3.37	(1.52)	(1.28)
Total from investment operations	.01	(.70 )	1.74	3.44	(1.40)	(1.09)
Less distributions from:
Net investment income	(.06 )	(3.11)	(3.63)	(.10 )	(.17 )	(1.18)
Net asset value, end of period	$5.64	$5.69	$9.50	$11.39	$8.05	$9.62
Total Return (%)[b]	.11 *	(9.17)	20.06	43.00	(14.58)	(9.46)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	42	44	46	31	30
Ratio of expenses before expense reductions (%)	1.02 **	1.01	.97	1.02	1.08	1.06
Ratio of expenses after expense reductions (%)	.89 **	.89	.89	.89	.89	.95
Ratio of net investment income (%)	3.52 **	2.43	.49	.73	1.42	1.86
Portfolio turnover rate (%)	22 *	90	134	81	68	65

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

40	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Class S
	Six Months Ended 12/31/23	Years Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.68	$9.48	$11.37	$8.03	$9.59	$11.86
Income (loss) from investment operations:
Net investment income[a]	.10	.15	.03	.06	.12	.17
Net realized and unrealized gain (loss)	(.10 )	(.86 )	1.69	3.36	(1.53)	(1.28)
Total from investment operations	.00 *	(.71 )	1.72	3.42	(1.41)	(1.11)
Less distributions from:
Net investment income	(.05 )	(3.09)	(3.61)	(.08 )	(.15 )	(1.16)
Net asset value, end of period	$5.63	$5.68	$9.48	$11.37	$8.03	$9.59
Total Return (%)[b]	.03 **	(9.30)	19.86	42.86	(14.79)	(9.58)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	49	79	70	83	195
Ratio of expenses before expense reductions (%)	1.16 ***	1.15	1.13	1.19	1.25	1.21
Ratio of expenses after expense reductions (%)	1.01 ***	1.04	1.07	1.03	1.09	1.14
Ratio of net investment income (%)	3.40 ***	2.23	.30	.62	1.30	1.60
Portfolio turnover rate (%)	22 **	90	134	81	68	65

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	41

DWS Enhanced Commodity Strategy Fund — Institutional Class
	Six Months Ended 12/31/23	Years Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.69	$9.51	$11.40	$8.06	$9.62	$11.90
Income (loss) from investment operations:
Net investment income[a]	.10	.16	.05	.07	.13	.19
Net realized and unrealized gain (loss)	(.09 )	(.87 )	1.70	3.37	(1.52)	(1.29)
Total from investment operations	.01	(.71 )	1.75	3.44	(1.39)	(1.10)
Less distributions from:
Net investment income	(.06 )	(3.11)	(3.64)	(.10 )	(.17 )	(1.18)
Net asset value, end of period	$5.64	$5.69	$9.51	$11.40	$8.06	$9.62
Total Return (%)[b]	.11 *	(9.24)	20.07	42.94	(14.58)	(9.47)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,033	1,121	2,066	1,848	1,371	2,450
Ratio of expenses before expense reductions (%)	1.04 **	1.06	1.04	1.09	1.19	1.16
Ratio of expenses after expense reductions (%)	.89 **	.89	.89	.89	.90	.99
Ratio of net investment income (%)	3.52 **	2.35	.48	.73	1.46	1.79
Portfolio turnover rate (%)	22 *	90	134	81	68	65

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

42	|	DWS Enhanced Commodity Strategy Fund

Notes to Consolidated Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Enhanced Commodity Strategy Fund (the “Fund” ) is a diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	43

Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Commodity Fund II, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary” ). The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA” ), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC” ) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor” ) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as futures and options contracts and commodity-linked swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of December 31, 2023, the Fund’s investment in the Subsidiary was $243,633,199, representing 20.5% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

44	|	DWS Enhanced Commodity Strategy Fund

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is

DWS Enhanced Commodity Strategy Fund	|	45

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended December 31, 2023, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of December 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2023, the Fund had securities on loan, which were classified as corporate bonds in the Consolidated Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

46	|	DWS Enhanced Commodity Strategy Fund

When-Issued, Delayed-Delivery and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Income from certain commodity-linked derivatives does not constitute “qualifying income”  to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At June 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $38,958,000, including short-term losses ($15,644,000) and long-term losses ($23,314,000), which may be applied against realized net taxable capital gains indefinitely.
At December 31, 2023, the aggregate cost of investments for federal income tax purposes was $2,014,416,198. The net unrealized depreciation for all investments based on tax cost was $872,643,400. This consisted of aggregate gross unrealized appreciation for all investments for which

DWS Enhanced Commodity Strategy Fund	|	47

there was an excess of value over tax cost of $261,094,078 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,133,737,478.
The Fund has reviewed the tax positions for the open tax years as of June 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities, interest income on defaulted securities and investment in the subsidiary. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

48	|	DWS Enhanced Commodity Strategy Fund

Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Consolidated Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
Commodity-linked swap agreements involve a commitment to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index underlying the commodity-linked swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. For the six months ended December 31, 2023, the Fund entered into commodity-linked swap agreements to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

DWS Enhanced Commodity Strategy Fund	|	49

A summary of the open commodity-linked swap contracts as of December 31, 2023 is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2023, the investment in long commodity-linked swap contracts had a total notional amount generally indicative of a range from $1,794,522,000 to $2,144,828,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended December 31, 2023, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2023, is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2023, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $74,485,000 to $102,322,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $67,068,000 to $108,314,000.
Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the

50	|	DWS Enhanced Commodity Strategy Fund

swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. The Fund may also purchase options on exchange-traded futures contracts where the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the underlying futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended December 31, 2023, the Fund entered into options on commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. There is no premium paid at the time of purchase on certain options on exchange-traded futures. At the expiration of these options on exchange-traded futures, the accumulated variation margin made or received is recorded as realized gains or losses. Certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.
A summary of open purchased option contracts as of December 31, 2023 is included in the Fund’s Consolidated Investment Portfolio. A summary of open written option contracts is included in the table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2023, the investment in purchased options contracts had a total value generally indicative of a range from approximately $1,747,000 to $5,519,000, and the investment in written options contracts had a total value generally indicative of a range from $1,081,000 to approximately $3,481,000.
The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2023 and the related location in the

DWS Enhanced Commodity Strategy Fund	|	51

accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Purchased Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$1,747,000	$1,348,240	$38,240,749	$41,335,989
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Includes cumulative appreciation of futures contracts as disclosed in the Consolidated
Investment Portfolio. Unsettled variation margin is disclosed separately within the
Consolidated Statement of Assets and Liabilities.

(b)	Investments in securities at value (includes purchased options) and unrealized appreciation on bilateral swap contracts

Liability Derivative	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$(3,480,800)	$(4,357,755)	$(8,020,583)	$(15,859,138)
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Includes cumulative depreciation of futures contracts as disclosed in the Consolidated
Investment Portfolio. Unsettled variation margin is disclosed separately within the
Consolidated Statement of Assets and Liabilities.

(b)	Written options, at value and unrealized depreciation on bilateral swap contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended December 31, 2023 and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$(2,148,000)	$6,666,228	$(40,212,276)	$(33,234,608)	$(68,928,656)
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Net realized gain (loss) from investments (includes purchased options), written options, swap and futures contracts, respectively

52	|	DWS Enhanced Commodity Strategy Fund

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$(2,782,000)	$1,386,400	$5,077,166	$31,496,062	$35,177,628
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap and futures contracts, respectively
As of December 31, 2023, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated

DWS Enhanced Commodity Strategy Fund	|	53

Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$6,366	$(6,366)	$—	$—	$—
Canadian Imperial Bank of Commerce	4,813	—	—	—	4,813
Citigroup, Inc.	724,392	(469,902)	—	—	254,490
Goldman Sachs & Co.	62,417	(62,417)	—	—	—
JPMorgan Chase Securities, Inc.	170,370	(52,408)	—	—	117,962
Macquarie Bank Ltd.	151,921	—	—	—	151,921
Merrill Lynch International Ltd.	7,046	(7,046)	—	—	—
Morgan Stanley	6,190	(6,190)	—	—	—
Royal Bank of Canada	3,503	(3,503)	—	—	—
Societe Generale	12,227	(12,227)	—	—	—
UBS AG	198,995	—	—	—	198,995
	$1,348,240	$(620,059)	$—	$—	$728,181

54	|	DWS Enhanced Commodity Strategy Fund

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$803,263	$(6,366)	$(796,897)	$—	$—
BNP Paribas	256,344	—	(256,344)	—	—
Citigroup, Inc.	469,902	(469,902)	—	—	—
Goldman Sachs & Co.	958,212	(62,417)	(895,795)	—	—
JPMorgan Chase Securities, Inc.	52,408	(52,408)	—	—	—
Merrill Lynch International Ltd.	94,306	(7,046)	(87,260)	—	—
Morgan Stanley	369,908	(6,190)	(363,718)	—	—
Royal Bank of Canada	126,298	(3,503)	(122,795)	—	—
Societe Generale	1,227,114	(12,227)	(1,214,887)	—	—
	$4,357,755	$(620,059)	$(3,737,696)	$—	$—

(a)	The actual collateral received and/or pledged may be more than the amounts shown.
C.
Purchases and Sales of Securities
During the six months ended December 31, 2023, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$82,483,445	$77,233,332
U.S. Treasury Obligations	$130,009,288	$145,676,192
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Prior to October 1, 2023, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the

DWS Enhanced Commodity Strategy Fund	|	55

average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.850%
Next $500 million of such net assets	.800%
Next $500 million of such net assets	.750%
Next $1 billion of such net assets	.725%
Next $1 billion of such net assets	.700%
Next $1.5 billion of such net assets	.675%
Over $5 billion of such net assets	.650%
Effective October 1, 2023, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.800%
Next $500 million of such net assets	.750%
Next $500 million of such net assets	.700%
Next $1 billion of such net assets	.675%
Next $1 billion of such net assets	.650%
Next $1.5 billion of such net assets	.625%
Over $5 billion of such net assets	.600%
Accordingly, for the six months ended December 31, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.785% of the Fund’s average daily net assets.
For the period from July 1, 2023 through September 30, 2023 (through September 30, 2024 for Class R6 and Institutional Class shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.22%
Class C	1.97%
Class R6	.89%
Class S	1.02%
Institutional Class	.89%

56	|	DWS Enhanced Commodity Strategy Fund

Effective October 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	1.14%
Class C	1.89%
Class S	.99%
For the six months ended December 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$60,383
Class C	6,471
Class R6	26,486
Class S	36,375
Institutional Class	862,996
$992,711
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended December 31, 2023, the Administration Fee was $619,779, of which $98,521 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

DWS Enhanced Commodity Strategy Fund	|	57

December 31, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2023
Class A	$4,049	$1,540
Class C	230	80
Class R6	16,250	5,022
Class S	4,724	1,864
Institutional Class	5,098	3,056
	$30,351	$11,562
In addition, for the six months ended December 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$54,866
Class C	5,762
Class S	46,598
Institutional Class	577,398
$684,624
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended December 31, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at December 31, 2023
Class C	$42,202	$6,435
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

58	|	DWS Enhanced Commodity Strategy Fund

accounts the firms service. For the six months ended December 31, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2023	Annualized Rate
Class A	$69,686	$22,545.25%
Class C	14,052	4,334.25%
	$83,738	$26,879
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended December 31, 2023 aggregated $51.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended December 31, 2023, the CDSC for Class C shares aggregated $423. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended December 31, 2023, DDI received $5 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended December 31, 2023, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $768, of which $245 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the

DWS Enhanced Commodity Strategy Fund	|	59

investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2023.
F.
Investing in Commodities-Related Investments
The Fund invests in commodity-linked derivative instruments such as commodity-linked swaps, commodity-linked structured notes and options and futures contracts that are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. The commodities-linked derivatives instruments in which the Fund invests are more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

60	|	DWS Enhanced Commodity Strategy Fund

G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended December 31, 2023		Year Ended June 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,317,566	$7,475,685	4,695,263	$29,636,678
Class C	102,405	518,859	339,404	2,090,371
Class R6	1,011,838	5,829,001	3,626,675	23,315,692
Class S	832,075	4,782,365	2,872,452	19,031,792
Institutional Class	35,103,001	202,698,467	117,991,130	772,557,567
		$221,304,377		$846,632,100
Shares issued to shareholders in reinvestment of distributions
Class A	45,177	$256,107	2,620,236	$15,708,090
Class T	—	—	752 *	4,519 *
Class C	9,061	45,694	1,090,773	5,833,383
Class R6	48,781	280,143	1,713,750	10,423,243
Class S	66,076	378,851	3,564,814	21,619,256
Institutional Class	1,724,729	9,914,509	93,264,251	567,486,632
		$10,875,304		$621,075,123
Shares redeemed
Class A	(2,533,367)	$(14,455,351)	(5,111,473)	$(32,622,452)
Class T	—	—	(2,261)*	(13,404)*
Class C	(521,600)	(2,627,931)	(1,786,792)	(10,789,668)
Class R6	(1,474,106)	(8,553,531)	(2,620,144)	(17,374,048)
Class S	(2,299,230)	(13,317,786)	(6,085,814)	(41,774,785)
Institutional Class	(50,575,051)	(290,820,887)	(231,588,342)	(1,513,474,025)
		$(329,775,486)		$(1,616,048,382)

DWS Enhanced Commodity Strategy Fund	|	61

	Six Months Ended December 31, 2023		Year Ended June 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(1,170,624)	$(6,723,559)	2,204,026	$12,722,316
Class T	—	—	(1,509)*	(8,885)*
Class C	(410,134)	(2,063,378)	(356,615)	(2,865,914)
Class R6	(413,487)	(2,444,387)	2,720,281	16,364,887
Class S	(1,401,079)	(8,156,570)	351,452	(1,123,737)
Institutional Class	(13,747,321)	(78,207,911)	(20,332,961)	(173,429,826)
		$(97,595,805)		$(148,341,159)

*	For the period from July 1, 2022 to September 30, 2022 (Class T liquidation date).

62	|	DWS Enhanced Commodity Strategy Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Enhanced Commodity Strategy Fund	|	63

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2023 to December 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

64	|	DWS Enhanced Commodity Strategy Fund

Expenses and Value of a $1,000 Investment
for the six months ended December 31, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/23	$999.20	$996.40	$1,001.10	$1,000.30	$1,001.10
Expenses Paid per $1,000*	$5.93	$9.69	$4.48	$5.08	$4.48
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/23	$1,019.20	$1,015.43	$1,020.66	$1,020.06	$1,020.66
Expenses Paid per $1,000*	$5.99	$9.78	$4.52	$5.13	$4.52

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Enhanced Commodity Strategy Fund	1.18%	1.93%	.89%	1.01%	.89%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Enhanced Commodity Strategy Fund	|	65

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Enhanced Commodity Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

66	|	DWS Enhanced Commodity Strategy Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022. The Board observed that there were limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund was of limited relevance due to differences between the types of investments made by the Fund as compared to those made by many other funds in the universe, among other factors.

DWS Enhanced Commodity Strategy Fund	|	67

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2023, in connection with the 2023 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board also observed that the Broadridge expense universe for the Fund was of limited relevance due to its small size, among other factors. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the

68	|	DWS Enhanced Commodity Strategy Fund

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to

DWS Enhanced Commodity Strategy Fund	|	69

compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

70	|	DWS Enhanced Commodity Strategy Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Enhanced Commodity Strategy Fund	|	71

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SKNRX	SKCRX	SKSRX	SKIRX
CUSIP Number	25159L 877	25159L 851	25159L 844	25159L 836
Fund Number	485	785	2085	817

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SKRRX
CUSIP Number	25159L 448
Fund Number	1685

72	|	DWS Enhanced Commodity Strategy Fund

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DECSF-3
(R-025782-13 2/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/29/2024

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/29/2024